SCHEDULE OF PLANT AND EQUIPMENT (Details)	Jun. 30, 2026
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Electronic Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Residual value	5.00%
Transportation Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Residual value	5.00%